General Information and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Mar. 24, 2022	Jan. 01, 2022 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Jan. 01, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of detailed information about business combination [line items]
Assets			$ 40,320,766	$ 37,600,243	$ 47,197
Equity			3,316,915	3,247,510	$ 3,884
Equity		$ 3,411,407	$ 3,317,789	$ 3,325,221		$ 2,381,855	$ 2,383,335	$ 3,326,338	$ 3,326,338
Percentage of dividend on profit	30.00%		30.00%	30.00%
Securities reclassified		766,612
Expected impact of initial application of new standards [member]
Disclosure of detailed information about business combination [line items]
Securities reclassified		$ 854,262
Lifetime expected credit losses [member]
Disclosure of detailed information about business combination [line items]
Recorded allowance for lifetime expected credit losses			100.00%		100.00%
USD [member]
Disclosure of detailed information about business combination [line items]
Closing foreign exchange rate			854.31	844.08	854.31
COP [member]
Disclosure of detailed information about business combination [line items]
Closing foreign exchange rate			0.1761	0.2103	0.1761
Itau Unibanco [member]
Disclosure of detailed information about business combination [line items]
Total interest owned			65.62%
Non controlling shareholders [member]
Disclosure of detailed information about business combination [line items]
Total interest owned			34.38%